Segment and Revenue by Geography and by Major Customer (Details) - Schedule of supplemental data - major customers	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%	16.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	12.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	20.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	0.00%
Revenues [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	9.00%	10.00%
Revenues [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	10.00%	17.00%
Revenues [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.00%	12.00%
Revenues [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	6.00%	6.00%